Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other operating activities
Share-based compensation expense	$ 5,128	$ 3,024
Unrealized investment loss (income)	59,722	(58,673)
Gains on derivatives (Note 8c)	(5,393)	(3,543)
Gains on warrants	0	(38)
Income from equity investees (Note 12)	(4,347)	(10,529)
Gains on sale of mineral properties, plant and equipment (Note 11)	(32,167)	(7,922)
Net realizable value adjustment for inventories	8,719	(16,175)
Other inflows (outflows) of cash, classified as operating activities	(28,060)	(35,183)
Changes in non-cash operating working capital items:
Trade and other receivables	(2,874)	54,838
Inventories	(82,885)	(14,623)
Prepaid expenses	1,049	2,353
Accounts payable and accrued liabilities	18,086	56,816
Provisions	(4,445)	(2,402)
Changes in non-cash working capital	(71,069)	96,982
Significant non-cash items [Abstract]
Increase (decrease) through share-based payment transactions, equity	3,312	2,826
Cash and Cash Equivalents
Cash in banks	283,550	167,113
Issued capital [member]
Significant non-cash items [Abstract]
Increase (decrease) through share-based payment transactions, equity	$ 3,312	$ 2,826